Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Common Share [Abstract]
Calculation of Basic and Diluted Earnings per Share
The components of the calculation of basic and diluted earnings per common share are as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
Net income from continuing operations, net of taxes	66,540,925	21,303,156	15,304,934
Net income from discontinued operations, net of taxes	52,019,765	17,339,332	—
Less: Net income attributable to non-controlling interest in subsidiaries	—	—	(685,938)
Net income attributable to Castor Maritime Inc.	$118,560,690	$38,642,488	$14,618,996
Less: Dividend on Series D Preferred Shares	—	(1,020,833)	(2,645,833)
Less: Deemed dividend on Series D Preferred Shares	—	(196,296)	(606,444)
Less: Deemed dividend on warrants repurchased	—	(444,885)	—
Add: Deemed contribution from Series D preferred shareholders	—	—	22,437,675
Net income available to common shareholders, basic	118,560,690	36,980,474	33,804,394
Dividend on Series D Preferred Shares	—	1,020,833	2,645,833
Deemed dividend on Series D Preferred Shares	—	196,296	606,444
Deemed contribution from Series D preferred shareholders	—	—	(22,437,675)
Net income attributable to common shareholders, diluted	118,560,690	38,197,603	14,618,996

Weighted average number of common shares outstanding, basic	9,460,976	9,571,045	9,662,354
Effect of dilutive shares	—	12,382,788	29,082,896
Weighted average number of common shares outstanding, diluted	9,460,976	21,953,833	38,745,250

Earnings per common share, basic, continuing operations	$7.03	$2.05	$3.50
Earnings per common share, diluted, continuing operations	$7.03	$0.95	$0.38
Earnings per common share, basic, discontinued operations	$5.50	$1.81	$—
Earnings per common share, diluted, discontinued operations	$5.50	$0.79	$—
Earnings per common share, basic, Total	$12.53	$3.86	$3.50
Earnings per common share, diluted, Total	$12.53	$1.74	$0.38